BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Schedule of Property and Equipment, Net
Property and equipment consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Computer and other equipment	$191	$191
Capitalized software	89	89
Furniture and fixtures	76	151
Leasehold improvements	147	338

Total property and equipment	503	769
Less: accumulated depreciation	(480)	(654)

Total property and equipment—net	$23	$115

Schedule of Prepaid Expenses and Other Assets
Prepaid expenses and other assets consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Research and development	$3,372	$697
Insurance	409	424
Other prepaids	219	214
Other current assets	2,517	995

	$6,517	$2,330

Schedule of Accrued Expenses
Accrued expenses consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Research and development	$394	$1,197
Compensation and related expenses	2,334	3,095
Professional fees	1,039	510
Other	24	160

	$3,791	$4,962